Pension Benefits - Summary of major categories of plan assets (Detail) - Pension defined benefit plans [member]	Dec. 31, 2024	Mar. 31, 2024
Disclosure In Tabular Form Of Portfolio Of Plan Assets In Percentage Terms [Line Items]
Cash and cash equivalents	2.00%	1.00%
Equity instruments	50.00%	55.00%
Debt instruments	46.00%	41.00%
Other	2.00%	3.00%
Percentage Contributed To Fair Value Of Plan Assets	100.00%	100.00%